Restatement (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash paid to suppliers and employees									$ (9,441,840)	$ (8,204,143)
Cash provided by operating activities									2,438,682	4,351,051
Net increase in cash and cash equivalents									(6,879,924)	7,609,526
Cash and cash equivalents at end of period	$ 13,312,915				$ 20,192,839				13,312,915	20,192,839	$ 12,583,313
Net income	1,016,101	$ 1,040,372	$ 916,188	$ 936,468	$ 1,081,074	$ 1,236,261	$ 1,022,579	$ 928,308	3,909,129	4,268,222
Deferred income taxes									307,153
Other assets									(1,565,780)	$ (525,420)
As previously reported [Member]
Cash paid to suppliers and employees									(8,272,117)
Cash provided by operating activities									3,608,405
Net increase in cash and cash equivalents									(5,710,201)
Cash and cash equivalents at end of period	14,482,638								14,482,638
Net income									4,302,864
Deferred income taxes									(84,719)
Other assets									(397,920)
Restatement adjustment [Member]
Cash paid to suppliers and employees									(1,169,723)
Cash provided by operating activities									(1,169,723)
Net increase in cash and cash equivalents									(1,169,723)
Cash and cash equivalents at end of period	$ (1,169,723)								(1,169,723)
Net income									(393,735)
Deferred income taxes									391,872
Other assets									$ (1,167,860)